Share-based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

8. Share-based Compensation

In September 2016, the Company adopted the Orchard Therapeutics Limited Employee Share Option Plan with Non-Employee Sub-Plan and U.S. Sub-Plan (the “2016 Plan”). The 2016 Plan provided for the Company to grant incentive and non-qualified options to officers, directors, consultants, and advisors to purchase the Company’s ordinary shares prior to the IPO. The board of directors has determined not to make any further awards under the 2016 plan following the Company’s IPO.

In October 2018, as part of the Company’s reorganization and IPO, the Company adopted the Orchard Therapeutics plc 2018 Share Option and Incentive Plan (the “2018 Plan”). The 2018 Plan provides for grants in the form of incentive and non-qualified options, share appreciation rights, restricted shares, and restricted share units. The Company issues new ordinary shares upon exercise of share options. The Company has initially reserved 4,254,741 ordinary shares, or the initial limit, for the issuance of awards under the 2018 Plan. As of December 31, 2018, 3,953,726 shares remained available for future grant under the plan. The number of ordinary shares reserved for issuance will automatically increase each January 1, beginning January 1, 2019, by 5% of the outstanding number of ordinary shares on the immediately preceding December 31, or such lesser number of shares as determined by the board of directors.

In October 2018, the Company adopted the 2018 Employee Share Purchase Plan (the “ESPP”) under which eligible employees may contribute up to 15% of their base compensation toward bi-annual purchases of the Company’s ordinary shares. The ESPP initially reserved and authorized the issuance of up to a total of 850,948 ordinary shares to participating employees. The number of ordinary shares reserved for issuance will automatically increase by the least of (i) 1% of the outstanding number of ordinary shares on the immediately preceding December 31; (ii) 1,500,000 shares or (iii) such number of shares as determined by the ESPP administrator. The purchase price for each ordinary share is the lesser of 85% of the market price on the first business day or last business day of the offering period. Share-based compensation expense related to this plan was $0.1 million for the year ended December 31, 2018.

Prior to the Company’s IPO, the Company typically granted options to United States employees and non-employees at exercise prices deemed by the board of directors to be equal to the fair value of the ordinary share at the time of grant, and grant options to United Kingdom employees at an exercise price equal to the par value of the ordinary shares of £0.00001. After the IPO, options are typically granted at exercise prices equal to the fair value of the Company’s ordinary shares on the grant date. The vesting period is determined by the board of directors, which is generally four years. An option’s maximum term is ten years.

Option valuation

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees, non-employees, and directors during the year ended December 31, 2018, 2017, and 2016 were as follows:

	Year Ended December 31,
	2018	2017	2016
Risk-free interest rate% - %	2.66% - 3.03%	1.52% - 2.30%	1.52% - 2.40%
Expected term (in years)	5.00 - 6.08	6.08	6.08 - 9.75
Expected volatility% - %	64.27 - 68.58%	77.80% - 80.00%	77.80% -79.70%
Expected dividend rate%	0.00%	0.00%	0.00%

Expected Term:    The expected term for employees represents the period that the options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term). The expected term is applied to the share option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. Prior to the adoption of ASU 2018-07, expected term for non-employee grants was the contractual term of the options. After the adoption of ASU 2018-07, the expected term of share options granted to non-employees is determined in the same manner as share options granted to employees.

Expected Volatility:    The Company used an average historical stock price volatility of comparable public companies within the biotechnology and pharmaceutical industry that were deemed to be representative of future share price trends as the Company does not have significant trading history for its ordinary shares.

Risk-Free Interest Rate:    The Company based the risk-free interest rate over the expected term of the options on the constant maturity rate of United States Treasury securities with similar maturities as of the date of the grant.

Expected Dividend Rate:    The Company has not paid and does not anticipate paying any dividends in the near future. Therefore, the expected dividend yield was zero.

Fair value of underlying ordinary shares:    Prior to the IPO, the Company determined the fair value of the underlying ordinary shares based on input from management and approved by the board of directors, as described in Note 2. Subsequent to the IPO, the Company determined the fair value of the underlying ordinary shares based on the close price of our ordinary shares on the grant date.

Options

The following table summarizes option activity under the plans for the year ended December 31, 2018:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in thousands, except share and per share amounts)
Options outstanding at December 31, 2017	4,153,196	$1.20	9.28	$10,483
Granted	6,303,465	4.23
Exercised	(14,547)	1.96
Cancelled	(238,682)	2.55
Options outstanding at December 31, 2018	10,203,432	3.04	8.97	129,551
Vested as of December 31, 2018	2,022,399	1.11	8.20	29,568

The weighted average exercise price of options granted to United Kingdom employees in 2018 was the nominal value of the underlying shares. The weighted average exercise price of options granted to United States employees in 2018 was $5.74.

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s ordinary shares for those options that had exercise prices lower than the fair value of the Company’s ordinary shares. During 2018, the total intrinsic value of share options exercised was not material. There were no share option exercises in 2017 or 2016.

The weighted average grant date fair value of the options granted during the years ended December 31, 2018, 2017, and 2016 was $5.23 per share, $2.70 per share and $0.92 per share, respectively.

Restricted Share Units

In November 2018, the Company issued performance-based restricted share units (“RSUs”) to our Chief Executive Officer covering a maximum of 219,922 ordinary shares. The performance-based RSUs will vest, if at all, based upon the Company achieving three specific regulatory and research and development milestones, or one market condition based upon the volume weighted-average price (“VWAP”) of the Company’s ADSs for a certain period. Upon achievement of any of the aforementioned milestones, one third of the RSU’s will vest, and the award will become fully vested upon achievement of three of the four performance conditions.

The maximum aggregate total fair value of the performance-based RSUs is $4.5 million. The fair value associated with the shares that could vest based on the market-based condition is being recognized as expense over the derived service period of 1.3 years. The fair value associated with the performance-based conditions will be recognized when achievement of the milestones becomes probable, if at all. The Company determined that, as of December 31, 2018, none of the regulatory and research development milestones were deemed probable.

The following table summarizes RSU award activity for the year ended December 31, 2018:

	Shares	Weighted Average Fair Value
Unvested at December 31, 2017	—	$—
Granted	219,922	15.48
Vested	—	—
Forfeited	—	—
Unvested at December 31, 2018	219,922	15.48

The amount of compensation cost recognized for the years ended December 31, 2018 and 2017 for the market condition associated with the performance-based RSUs was $0.1 million and nil, respectively.

Share-based compensation

Share-based compensation expense related to share options, restricted share unit awards, and the employee stock purchase plan was classified in the consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Research and development	$2,740	$615	$181
Selling, general and administrative	4,026	404	23
Total	$6,766	$1,019	$204

The Company had 8,181,033 unvested options outstanding as of December 31, 2018. As of December 31, 2018, total unrecognized compensation cost related to unvested stock option grants was approximately $33.3 million. This amount is expected to be recognized over a weighted average period of approximately 2.96 years. As of December 31, 2018, the total unrecognized compensation cost related to performance-based RSUs is a maximum of $4.5 million, depending upon achievement of the milestones.